PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Property plant and equipment	$ 9,607,116	$ 9,542,335	$ 8,955,666
Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	17,341,627	16,621,476
Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(7,734,511)	(7,079,141)
Construction work in progress [member]
Statement [Line Items]
Property plant and equipment	611,424	3,592,689	2,822,874
Construction work in progress [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	611,424	3,592,689
Land [Member]
Statement [Line Items]
Property plant and equipment	882,222	893,237	888,465
Land [Member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	882,222	893,237
Buildings [member]
Statement [Line Items]
Property plant and equipment	3,774,756	2,085,868	2,165,318
Buildings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	6,425,405	4,510,660
Buildings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(2,650,649)	(2,424,792)
Plant and equipment [member]
Statement [Line Items]
Property plant and equipment	4,074,957	2,760,925	2,915,611
Plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	8,947,315	7,220,981
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(4,872,358)	(4,460,056)
Information technology equipment [member]
Statement [Line Items]
Property plant and equipment	42,659	22,642	23,516
Information technology equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	136,672	108,645
Information technology equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(94,013)	(86,003)
Fixtures and fittings [member]
Statement [Line Items]
Property plant and equipment	12,795	11,017	13,563
Fixtures and fittings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	54,560	49,861
Fixtures and fittings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(41,765)	(38,844)
Motor vehicles [member]
Statement [Line Items]
Property plant and equipment	50,678	45,927	13,678
Motor vehicles [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	108,528	98,126
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(57,850)	(52,199)
Other property, plant and equipment [member]
Statement [Line Items]
Property plant and equipment	157,625	130,030	$ 112,641
Other property, plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	175,501	147,277
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	$ (17,876)	$ (17,247)